CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Infocomm Asia Holdings Pte Ltd	Ultra Internet Media, SA	Common shares and additional paid-in capital	Common shares and additional paid-in capital Infocomm Asia Holdings Pte Ltd	Common shares and additional paid-in capital Ultra Internet Media, SA	Accumulated deficit	Accumulated other comprehensive income (loss)	Noncontrolling interest	Noncontrolling interest Infocomm Asia Holdings Pte Ltd	Noncontrolling interest Ultra Internet Media, SA
Balance at Dec. 31, 2008	$ 237,076			$ 300,021			$ (45,304)	$ (26,261)	$ 8,620
Balance (in shares) at Dec. 31, 2008				54,365
Issuance of common shares from exercise of stock options and RSUs				630
Issuance of common shares from exercise of stock options and RSUs	1,320			1,320
Stock-based compensation	3,277			3,150					127
Purchase of T2CN common shares from noncontrolling interest in 2009 and One Net's interest in 2011	(285)			(112)					(173)
Cash dividend to noncontrolling interest shareholders of variable interest entity	(150)								(150)
Net income (loss)	(55,880)						(49,085)		(6,795)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	67							67
Defined benefit pension plan adjustment	(68)							(68)
Foreign currency translation adjustments	1,003							1,017	(14)
COMPREHENSIVE INCOME (LOSS)	(54,878)
Balance at Dec. 31, 2009	186,360			304,379			(94,389)	(25,245)	1,615
Balance (in shares) at Dec. 31, 2009				54,995
Issuance of common shares from exercise of stock options and RSUs				402
Issuance of common shares from exercise of stock options and RSUs	174			174
Stock-based compensation	3,014			2,961					53
Acquisition of business (in shares)					866
Acquisition of business		3,384	(400)		2,192	178				1,192	(578)
Deconsolidation of T2CN (Note 5)	(3,828)			(552)					(3,276)
Cumulative dividend to subsidiary preferred shares (Note 22)	(148)								(148)
Net income (loss)	1,280						2,650		(1,370)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	21,789							21,789
Defined benefit pension plan adjustment	31							31
Foreign currency translation adjustments	4,756							4,744	12
Deconsolidation of T2CN (Note 5)	(1,311)							(1,391)	80
COMPREHENSIVE INCOME (LOSS)	26,545
Balance at Dec. 31, 2010	215,101			309,332			(91,739)	(72)	(2,420)
Balance (in shares) at Dec. 31, 2010				56,263
Issuance of common shares from exercise of stock options and RSUs				79
Stock-based compensation	1,165			1,165
Purchase of T2CN common shares from noncontrolling interest in 2009 and One Net's interest in 2011	111								111
Share repurchase and retirement of common shares (Note 23)(in shares)				(5,622)
Share repurchase and retirement of common shares (Note 23)	(5,825)			(5,825)
Cumulative dividend to subsidiary preferred shares (Note 22)	(321)								(321)
Net income (loss)	(71,578)						(71,212)		(366)
Components of other comprehensive income (loss):
Change in unrealized gain (loss) on marketable securities	16,167							16,167
Defined benefit pension plan adjustment	69							69
Foreign currency translation adjustments	(1,813)							(1,813)
COMPREHENSIVE INCOME (LOSS)	(57,155)
Balance at Dec. 31, 2011	$ 153,076			$ 304,672			$ (162,951)	$ 14,351	$ (2,996)
Balance (in shares) at Dec. 31, 2011				50,720